Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses for intangible assets			¥ 341,802	$ 52,169	¥ 331,294	¥ 194,874
Broadcasting License Acquired
Finite-Lived Intangible Assets [Line Items]
Cash consideration	¥ 65,000
Payment paid on Acquisition	¥ 65,000
Deferred tax liability araised in acquisition		¥ 21,667
Useful life of intangible assets acquired		56 months